STOCKHOLDERS' DEFICIT - Preferred Stock Shares (DWAC) (Details) - Digital World Acquisition Corp. [Member] - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Legal Entity [Line Items]
Preferred shares, shares authorized	1,000,000	1,000,000
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001
Preferred shares, shares issued	0	0
Preferred shares, shares outstanding	0	0